INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2016	Mar. 31, 2015
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	61	70
Series Fifteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	18
Series Sixteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	20	21
Series Seventeen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	13
Series Eighteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	12
Series Nineteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	6